[FORTIS LOGO] -REGISTERED TRADEMARK-

                                  [GRAPHIC]

     A DISCIPLINED, CONSISTENT

             APPROACH TO INVESTING . . .


                                                          FORTIS
                                                          SECURITIES FUND, INC.
                                                          SEMI-ANNUAL REPORT
                                                          January 31, 1998

FORTIS SECURITIES, INC. SEMI-ANNUAL REPORT

CONTENTS

LETTER TO SHAREHOLDERS                                         1

SCHEDULES OF INVESTMENTS                                       2

STATEMENT OF ASSETS AND LIABILITIES                            8

STATEMENT OF OPERATIONS                                        8

STATEMENT OF CHANGES IN NET ASSETS                             9

NOTES TO FINANCIAL STATEMENTS                                 10

BOARD OF DIRECTORS AND OFFICERS                               12

OTHER PRODUCTS AND SERVICES                                   13

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services

 - (800) 800-2638, Ext. 3012
 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2638, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2638.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2638, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of the Fund's performance during the past six months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the Fund and financial markets.

The charts alongside the letter are useful because they provide more information about your investments. The top holdings charts show the types of securities in which the Fund invests, and the pie chart shows a breakdown of the Fund's assets by industry.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

                                                     FORTIS
                                                   SECURITIES
                                                      INC.
                                                 --------------
JANUARY 31, 1998:
TOTAL NET ASSETS.............................    $  121,833,175
MARKET PRICE PER SHARE.......................    $        9.563
SHARES OUTSTANDING...........................        12,622,518

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31,
   1998:
NET ASSET VALUE PER SHARE:
  Beginning of period........................    $         9.45
  End of period..............................    $         9.65

DISTRIBUTION FROM NET INVESTMENT INCOME:
  TOTAL DIVIDENDS PAID.......................    $    4,749,928
  DIVIDENDS PER SHARE........................    $         .376

PORTFOLIO ALLOCATION AS OF 1/31/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

Corporate Bonds - Investment Grade               46.8%
Corporate Bonds - Non-Investment Grade           24.5%
Asset Backed Securities                          10.0%
FNMAs                                             6.7%
FHLMCs                                            2.7%
GNMAs                                             3.0%
Cash Equivalent/Receivables                       2.4%
U.S. Treasury Securities                          3.9%

GLOSSARY OF TERMS
Terms defined are in ITALICS in the shareholder letter
DURATION: The measure of a bond fund's sensitivity to interest rate changes. Traditionally measured in years, higher durations mean potentially greater fluctuations in bond values, just as lower durations typically mean less volatility.
GROSS DOMESTIC PRODUCT (GDP): The market value of a countries total output of goods and services.
SECTOR ALLOCATION STRATEGY: Determination of the industry allocation throughout the portfolio.

TOP 10 HOLDINGS AS OF 1/31/98

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Green Tree Financial Corp. (7.65%) 2019                  2.6%
 2.  DLJ Mortgage Acceptance Corp. (8.50%) 2001               2.6%
 3.  U.S. Treasury Note (6.25%) 2002                          2.2%
 4.  Nationsbank Corp. (7.25%) 2025                           2.2%
 5.  United Air Lines (10.02%) 2014                           2.1%
 6.  Georgia-Pacific Corp. (9.625%) 2022                      2.0%
 7.  FNMA (7.50%) 2028                                        2.0%
 8.  GTE Corp. (7.90%) 2027                                   1.8%
 9.  Lyondell Petrochemical (7.55%) 2026                      1.7%
10.  Time Warner Entertainment (8.375%) 2033                  1.7%

DEAR SHAREHOLDER,

We are pleased to present the Fortis Securities semi-annual report for the period ended January 31, 1998.

REVIEW

The U.S. economy stayed on the path of above average growth and low inflation during the past six months, stretching the current economic expansion late into its seventh year. The fundamentals of the U.S. economy remain extraordinarily strong. Inflation and the fiscal deficit are at 30-year lows, (with a budget surplus projected for 1998) and the unemployment rate is at 4.7 percent. In 1997, GROSS DOMESTIC PRODUCT (GDP) grew at a 3.9 percent pace, finishing the year robustly with a 4.3 percent gain in the fourth quarter. A potential negative for the U.S. economy is the ongoing disruptions in the Asian economies. In the fourth quarter of 1997, it became apparent that the Asian economies were much weaker than previously thought and their currencies and financial markets came under pressure. So far, the impact on the U.S. market has been small and bond markets have reacted favorably.

For the six months ended January 31, 1998, the Fortis Securities Fund provided a distribution yield of 7.87 percent based on market value, among the highest in its competitive universe (Lipper Closed-End Investment Grade Bond Funds). The Fund had a market value total return of 14.64 percent and a net asset value total return of 6.40 percent in the same period. The Fund's better than average return was primarily due to the decline in bond yields and our SECTOR ALLOCATION STRATEGIES.

The Fortis Securities Fund's primary investment emphasis is to maximize the Fund's yield with a secondary emphasis on capital appreciation. Given an investment climate that was little changed over the past six months, our current investment strategies are similar to those we employed last year. Specifically, we have maintained a maximum 25 percent allocation in lower-rated corporate debt and have kept the Fund's DURATION close to six years to take advantage of declining interest rates.

OUTLOOK

We expect the U.S. economy to remain strong in the near future, although the problems in Asia may impede growth to some extent. The magnitude of Asia's troubles and their impact on the U.S. economy is still not known. Our feeling is that it will have a modest dampening effect on our economy causing GDP growth to slow to a 2.0 - 2.5 percent range. The impact on inflation ought to be positive and we anticipate inflation to remain at its current levels. Low inflation and slower growth should keep monetary policy on hold for the earlier part of the year. Although Asia has increased the level of uncertainty in U.S. markets, we continue to think that interest rates are headed lower in the long term. Our outlook for investment grade and lower grade corporate bonds is tempered somewhat by Asia, but is still favorable and we will maintain an slight overweight position in both sectors.

We appreciate your investment with Fortis. If you have any questions, please call us or your investment professional.

Sincerely,

                 [SIGNATURE]                      [SIGNATURE]
Dean C. Kopperud                      Howard G. Hudson
President                             Vice President

March 12, 1998

FORTIS SECURITIES, INC.
Schedule of Investments
(Unaudited)
January 31, 1998

ASSET BACKED SECURITIES-9.96%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 COMMERCIAL LOANS-0.98%
   $1,100,000    Midland Realty Acceptance Corp., 7.76% Ser
                   1996-C1 Class B 7-25-2008..................           AA     $   1,110,185    $   1,186,969
                                                                                -------------    -------------
                 MANUFACTURED HOMES-3.43%
    3,000,000    Green Tree Financial Corp., 7.65% Ser 1994-1
                   Class A5 4-15-2019.........................         Aa2*         2,988,281        3,185,841
    1,000,000    Green Tree Financial Corp., 7.76% Ser 1997-1
                   Class B2 3-15-2028.........................         Baa*           999,845          996,562
                                                                                -------------    -------------
                                                                                    3,988,126        4,182,403
                                                                                -------------    -------------
                 MULTI-FAMILY LOANS-4.71%
    3,000,000    DLJ Mtg Acceptance Corp., 8.50% Multifamily
                   Mtg Pass Thru Certificate Ser 1994-4 Class
                   A2 4-18-2001...............................            A         3,023,906        3,125,160
    1,000,000    DLJ Mtg Acceptance Corp., 8.80% Multifamily
                   Mtg Pass Thru Certificate Ser 1993-12 Class
                   B1 9-18-2003                                          NR           982,500        1,053,960
    1,500,000    J.P. Morgan Commercial Mtg Finance Corp.,
                   7.35% Ser 1997-C5 Class D 9-15-2029........          BBB         1,543,740        1,559,531
                                                                                -------------    -------------
                                                                                    5,550,146        5,738,651
                                                                                -------------    -------------
                 WHOLE LOAN RESIDENTIAL-0.84%
      966,654    Mid-State Trust, 7.54% Ser 6 Class A3
                   7-1-2035...................................           AA           966,052        1,028,153
                                                                                -------------    -------------
                 TOTAL ASSET BACKED SECURITIES................                  $  11,614,509    $  12,136,176
                                                                                -------------    -------------
                                                                                -------------    -------------

CORPORATE BONDS-INVESTMENT GRADE-46.83%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 AIR FREIGHT-1.79%
   $1,000,000    Federal Express, 7.50% Pass Thru Certificate
                   Ser 1997-A 1-15-2018.......................          AAA     $   1,000,000    $   1,079,320
    1,000,000    Federal Express, 7.84% Pass Thru Certificate
                   Ser 1996-B2 1-30-2018......................         BBB+         1,000,000        1,105,850
                                                                                -------------    -------------
                                                                                    2,000,000        2,185,170
                                                                                -------------    -------------
                 AIRLINES-4.47%
    1,000,000    AMR Corp., 10.00% Deb 4-15-2021..............         BBB-         1,166,117        1,338,490
    1,200,000    Delta Airlines, 10.50% Pass Thru Certificate
                   4-30-2016..................................          BBB         1,457,915        1,597,667
    2,000,000    United Air Lines, 10.02% Deb 3-22-2014.......          BBB         2,404,018        2,515,840
                                                                                -------------    -------------
                                                                                    5,028,050        5,451,997
                                                                                -------------    -------------
                 AUTOMOBILE MANUFACTURERS-0.86%
    1,000,000    Chrysler Corp., 7.40% Deb 8-1-2097...........            A           999,140        1,053,313
                                                                                -------------    -------------
                 BANKS-4.42%
    1,000,000    Comerica Bank, 7.875% 9-15-2026..............           A-           988,125        1,130,871
    1,500,000    Keystone Financial Funding Corp., 7.30%
                   Medium Term Note 5-15-2004.................        Baa2*         1,496,616        1,583,242
    2,500,000    Nationsbank Corp., 7.25% Sub Note
                   10-15-2025.................................            A         2,328,742        2,667,547
                                                                                -------------    -------------
                                                                                    4,813,483        5,381,660
                                                                                -------------    -------------
                 BROKERAGE AND INVESTMENT-1.30%
    1,500,000    Lehman Brothers Holdings, 7.375% Sr Note
                   5-15-2004..................................            A         1,494,568        1,581,612
                                                                                -------------    -------------
                 CABLE TELEVISION-4.88%
    1,000,000    Comcast Cable Communications, Inc., 8.50%
                   Note 5-1-2027 (with rights)................         BBB-           998,300        1,202,138
      750,000    Cox Communications, Inc., 6.95% 1-15-2028....        Baa2*           747,218          751,875
    1,500,000    Telecommunications, Inc., 9.80% Sr Note
                   2-1-2012...................................         BBB-         1,658,835        1,919,272
    1,800,000    Time Warner Entertainment, 8.375% Sr Note
                   7-15-2033..................................        Baa3*         1,732,251        2,070,722
                                                                                -------------    -------------
                                                                                    5,136,604        5,944,007
                                                                                -------------    -------------
                 CHEMICALS-2.27%
      600,000    Agrium, Inc., 7.70% 2-1-2017.................          BBB           594,302          653,728
    2,000,000    Lyondell Petrochemical, 7.55% Deb
                   2-15-2026..................................         BBB-         1,871,016        2,108,134
                                                                                -------------    -------------
                                                                                    2,465,318        2,761,862
                                                                                -------------    -------------

--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 ENERGY-1.84%
   $1,500,000    Apache Corp, 7.70% 3-15-2026.................          BBB     $   1,494,579    $   1,666,800
      500,000    NGC Corp. Capital Trust, 8.32% 6-1-2027......        Baa3*           500,000          571,064
                                                                                -------------    -------------
                                                                                    1,994,579        2,237,864
                                                                                -------------    -------------
                 FOREIGN-GOVERNMENT-1.38%
    1,500,000    Quebec (Province of), 8.80% Bond 4-15-2003...           A+         1,637,670        1,679,460
                                                                                -------------    -------------
                 FOREST PRODUCTS-3.38%
    2,150,000    Georgia-Pacific Corp., 9.625% Deb
                   3-15-2022..................................         BBB-         2,169,818        2,485,802
    1,500,000    Noranda, Inc., 8.625% Deb 7-15-2002..........          BBB         1,494,960        1,629,129
                                                                                -------------    -------------
                                                                                    3,664,778        4,114,931
                                                                                -------------    -------------
                 HOUSING-1.29%
    1,500,000    Pulte Corp., 7.625% Note 10-15-2017..........          BBB         1,478,390        1,570,680
                                                                                -------------    -------------
                 MEDIA-2.09%
      750,000    Belo (A.H.) Corp., 7.25% Note 9-15-2027......         BBB-           745,590          777,903
    1,500,000    News America Holdings, 8.875% Deb
                   4-26-2023..................................         BBB-         1,488,501        1,767,174
                                                                                -------------    -------------
                                                                                    2,234,091        2,545,077
                                                                                -------------    -------------
                 MISCELLANEOUS-2.05%
    1,215,000    Minneapolis MN Community Development Agency,
                   11.25% Ltd Tax Dev Rev Bond Ser 1990-6B
                   6-1-2007                                              A-         1,241,875        1,371,661
    1,000,000    New York (City of), 10.00% General Obligation
                   Taxable Bond Fiscal 1991 Ser D 8-1-2005....         BBB+           952,132        1,133,158
                                                                                -------------    -------------
                                                                                    2,194,007        2,504,819
                                                                                -------------    -------------
                 NATURAL GAS TRANSMISSIONS-3.06%
    1,500,000    Columbia Gas Systems, 7.62% 11-28-2025.......         BBB+         1,421,408        1,566,678
    1,500,000    Tennessee Gas Pipeline, 7.625% 4-1-2037......          BBB         1,481,824        1,643,485
      500,000    Trans-Canada Pipelines Ltd., 7.06% Note
                   10-14-2025.................................           A-           500,000          519,155
                                                                                -------------    -------------
                                                                                    3,403,232        3,729,318
                                                                                -------------    -------------
                 OIL-CANADIAN-0.86%
    1,000,000    Talisman Energy, Inc., 7.25% 10-15-2027......        Baa1*           993,149        1,042,911
                                                                                -------------    -------------
                 OIL-OFFSHORE DRILLING-0.83%
    1,000,000    Seagull Energy Corp., 7.50% Sr Note
                   9-15-2027..................................         BBB-           995,454        1,017,232
                                                                                -------------    -------------
                 OIL-REFINING-1.30%
    1,500,000    Coastal Corp., 7.42% Note 2-15-2037..........         BBB-         1,426,995        1,586,951
                                                                                -------------    -------------
                 RAILROAD AND RAILROAD EQUIPMENT-0.69%
      750,000    CSX Corp., 7.90% Deb 5-1-2017................        Baa2*           749,572          845,750
                                                                                -------------    -------------
                 REAL ESTATE-INVESTMENT TRUST-0.91%
    1,000,000    Meditrust, 7.82% Note 9-10-2026..............         BBB-         1,000,000        1,104,656
                                                                                -------------    -------------
                 RETAIL-DEPARTMENT STORES-1.24%
    1,400,000    Dayton Hudson Co., 7.875% 6-15-2023..........         BBB+         1,410,380        1,506,189
                                                                                -------------    -------------
                 TELECOMMUNICATIONS-2.22%
    1,000,000    360 Communications Co., 7.50% Sr Note
                   3-1-2006...................................         BBB-           998,010        1,052,183
    1,500,000    U.S. West Capital Funding, Inc., 7.90%
                   2-1-2027...................................         BBB+         1,500,000        1,651,779
                                                                                -------------    -------------
                                                                                    2,498,010        2,703,962
                                                                                -------------    -------------
                 TELEPHONE SERVICES-1.76%
    2,000,000    GTE Corp., 7.90% 2-1-2027....................            A         2,000,000        2,141,260
                                                                                -------------    -------------
                 UTILITIES-ELECTRIC-1.94%
      750,000    Puget Sound Energy, Inc., 7.02% Medium Term
                   Note 12-1-2027.............................           A-           750,000          735,040
    1,500,000    Texas Utilities Electric Capital V, 8.175%
                   1-30-2037..................................          BBB         1,500,000        1,633,428
                                                                                -------------    -------------
                                                                                    2,250,000        2,368,468
                                                                                -------------    -------------
                 TOTAL CORPORATE BONDS - INVESTMENT GRADE.....                  $  51,867,470    $  57,059,149
                                                                                -------------    -------------
                                                                                -------------    -------------

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
(Unaudited)
January 31, 1998

CORPORATE BONDS-NON-INVESTMENT GRADE-24.48%

--------------------------------------------------------------------------------
                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 AIRLINES-0.92%
   $  500,000    Northwest Airlines Trust No. 2, 13.875% Sub
                   Aircraft Note Ser D 6-21-2008..............          BB+     $     500,000    $     606,074
      500,000    Trans World Airlines, 11.50% Sr Secured Note
                   12-15-2004 (e).............................          CCC           494,192          515,000
                                                                                -------------    -------------
                                                                                      994,192        1,121,074
                                                                                -------------    -------------
                 APPAREL-0.45%
      500,000    Hosiery Corp. of America, Inc., 13.75% Sr Sub
                   Note 8-1-2002..............................           B-           489,450          546,250
                                                                                -------------    -------------
                 AUTOMOBILE AND MOTOR VEHICLE PARTS-0.82%
      500,000    Highwaymaster, Inc., 13.75% Sr Note
                   9-15-2005..................................           B-           520,399          521,250
      500,000    J.B. Poindexter & Co., 12.50% Sr Note
                   5-15-2004..................................           B-           481,218          475,000
                                                                                -------------    -------------
                                                                                    1,001,617          996,250
                                                                                -------------    -------------
                 BUSINESS SERVICES AND SUPPLIES-0.41%
      500,000    T/SF Communications Corp., 10.375% Sr Sub
                   Note 11-1-2007 (f).........................           B-           490,138          496,250
                                                                                -------------    -------------
                 CABLE TELEVISION-1.28%
      260,000    Adelphia Communications Corp., 12.50% Sr Note
                   5-15-2002..................................            B           269,567          275,600
      527,500    Falcon Holding Group, L.P., 11.00% Sr Sub
                   Note Ser B 9-15-2003 (Interest is
                   Payable-in-Kind)...........................           NR           524,346          562,027
      500,000    Rifkin Aquisition Partners L.P., 11.125% Sr
                   Sub Note 1-15-2006.........................          B3*           554,323          551,875
      500,000    Wireless One, Inc., 13.00% Sr Note
                   10-15-2003.................................           B-           493,366          170,000
                                                                                -------------    -------------
                                                                                    1,841,602        1,559,502
                                                                                -------------    -------------
                 CHEMICALS-0.88%
      500,000    NL Industries, Inc., 11.75% Sr Secured Note
                   10-15-2003.................................            B           513,119          556,250
      500,000    Sterling Chemicals, Inc., 11.75% Sr Sub Note
                   8-15-2006..................................           B+           524,807          515,000
                                                                                -------------    -------------
                                                                                    1,037,926        1,071,250
                                                                                -------------    -------------
                 CONSUMER GOODS-0.23%
      250,000    Chattem, Inc., 12.75% Sr Sub Note Ser B
                   6-15-2004..................................           B-           230,312          283,750
                                                                                -------------    -------------
                 FINANCE COMPANIES-0.40%
      406,000    Homeside, Inc., 11.25% Second Priority Sr
                   Secured Note 5-15-2003.....................          BB+           419,429          483,140
                                                                                -------------    -------------
                 FOOD-MISCELLANEOUS-0.44%
      500,000    Envirodyne Industries, Inc., 12.00% First
                   Priority Sr Secured Note 6-15-2000.........           B+           496,982          533,125
                                                                                -------------    -------------
                 FOREST PRODUCTS-1.24%
    1,000,000    Riverwood International, Inc., 10.875% Sr Sub
                   Note 4-1-2008..............................         CCC+           927,207          980,000
      500,000    Stone Container Corp., 12.58% Sr Note
                   8-1-2016...................................            B           500,000          535,000
                                                                                -------------    -------------
                                                                                    1,427,207        1,515,000
                                                                                -------------    -------------
                 HOUSING-0.91%
    1,000,000    MDC Holding, Inc., 11.125% Note 12-15-2003...          BB-         1,009,773        1,105,000
                                                                                -------------    -------------
                 INDUSTRIAL-0.96%
    1,500,000    Intelcom Group , Inc., 10.26% Sr Disc Note
                   5-1-2006 (Zero coupon through 5-1-2001,
                   thereafter 12.50%) (g).....................           NR         1,128,607        1,177,500
                                                                                -------------    -------------
                 LEISURE TIME-AMUSEMENTS-0.90%
      500,000    Kloster Cruise, Inc., 13.00% Sr Secured Note
                   5-1-2003 (e)...............................            B           389,198          500,000
      500,000    Showboat Marina Casino & Finance Corp.,
                   13.50% First Mtg Bond 3-15-2003............            B           500,000          592,500
                                                                                -------------    -------------
                                                                                      889,198        1,092,500
                                                                                -------------    -------------
                 MORTGAGE BACKED SECURITIES-0.50%
      813,015    Sandia Mtg Corp., 9.14% Variable Rate Pass
                   Thru Certificate Ser 1991-A Class B
                   8-1-2018 (e)...............................           NR           612,037          609,761
                                                                                -------------    -------------
                 PUBLISHING-0.90%
      500,000    Affinity Group Holding, 11.00% Sr Note
                   4-1-2007...................................           NR           504,164          540,000
      500,000    Garden State Newspapers, 12.00% Sr Sub Note
                   7-1-2004...................................           B+           565,406          560,000
                                                                                -------------    -------------
                                                                                    1,069,570        1,100,000
                                                                                -------------    -------------

--------------------------------------------------------------------------------

                                                                  Standard
    Principal                                                     & Poor's                          Market
     Amount                                                        Rating         Cost (b)         Value (c)
   -----------                                                  -------------   -------------    -------------
                 RESTAURANTS AND FRANCHISING-0.76%
   $  370,000    Advantica Restaurant Group, Inc., 11.25% Sr
                   Note 1-15-2008.............................          B2*     $     400,470    $     395,900
      500,000    Friendly Ice Cream, 10.50% Sr Note
                   12-1-2007..................................            B           504,346          527,500
                                                                                -------------    -------------
                                                                                      904,816          923,400
                                                                                -------------    -------------
                 RETAIL-GROCERY-0.86%
    1,000,000    Big V Supermarkets, 11.00% Sr Sub Note
                   2-15-2004..................................           B-         1,017,432        1,045,000
      500,000    Pay 'N' Pak Stores, Inc., 13.50% Sr Sub Deb
                   6-1-1998 (a)...............................           NR           498,687            2,500
                                                                                -------------    -------------
                                                                                    1,516,119        1,047,500
                                                                                -------------    -------------
                 RETAIL-MISCELLANEOUS-0.01%
    1,000,000    Color Tile, Inc., 10.75% Sr Note 12-15-2001
                   (a)........................................           NR           700,000           10,000
                                                                                -------------    -------------
                 STEEL AND IRON-0.44%
      500,000    Weirton Steel Corp., 11.375% Sr Note
                   7-1-2004...................................            B           502,244          532,500
                                                                                -------------    -------------
                 TECHNOLOGY-0.44%
      500,000    Advanced Micro Devices, 11.00% Sr Secured
                   Note 8-1-2003..............................            B           500,000          537,500
                                                                                -------------    -------------
                 TELECOMMUNICATIONS-9.86%
    1,000,000    American Communications Services, Inc.,
                   13.75% Sr Note 7-15-2007 (e)...............           NR         1,102,428        1,205,000
    1,000,000    Dobson Communications Corp., 11.75% Sr Note
                   4-15-2007..................................           NR           954,377        1,090,000
      500,000    Fonorola, Inc., 12.50% Sr Secured Note
                   8-15-2002..................................          BB-           500,000          558,750
      500,000    Globalstar L.P. Capital Corp., 10.75% Sr Note
                   11-1-2004 (e)..............................           NR           494,148          498,750
      500,000    Iridium LLC/Capital Corp., 14.00% Sr Note
                   7-15-2005..................................           B-           478,024          560,000
      500,000    IXC Communications, Inc., 12.50% Sr Note
                   10-1-2005..................................            B           513,461          578,125
      500,000    Metrocall, Inc., 10.375% Sr Sub Note
                   10-1-2007..................................          CCC           435,549          511,250
      500,000    Microcell Telecommunications, Inc., 12.30% Sr
                   Disc Note 6-1-2006 (Zero coupon through
                   12-1-2001, thereafter 14.00%) (g)..........          B3*           330,068          360,000
    1,000,000    Nextel Communications, Inc., 9.58% Sr Disc
                   Note 9-15-2007 (Zero coupon through
                   9-15-2002, thereafter 10.65%) (g)..........         CCC+           663,711          665,000
      500,000    Nextlink Communications, L.L.C., 12.50% Sr
                   Note 4-15-2006.............................            B           500,000          576,250
    1,000,000    Omnipoint Corp., 11.625% Sr Note 8-15-2006
                   Ser A......................................         CCC+           972,659        1,095,000
    1,000,000    Orbcomm Global LP Capital, 14.00% Sr Note
                   8-15-2004..................................           NR         1,035,913        1,130,000
    1,000,000    Paging Network, 10.00% Sr Sub Note
                   10-15-2008.................................            B         1,042,462        1,040,000
    1,000,000    Phonetel Technologies, Inc., 12.00% Sr Note
                   12-15-2006.................................          B3*         1,002,394        1,050,000
      500,000    Poland Telecommunications Finance Corp.,
                   14.00% Sr Note 12-1-2007 (and warrants)
                   (e)........................................           NR           500,000          527,500
      500,000    RSL Communications Ltd., 12.25% Sr Note
                   11-15-2006.................................           B-           499,537          571,250
                                                                                -------------    -------------
                                                                                   11,024,731       12,016,875
                                                                                -------------    -------------
                 TEXTILE MANUFACTURING-0.87%
      500,000    Anvil Knitwear, Inc., 10.875% Sr Note
                   3-15-2007..................................           B+           515,996          518,750
      500,000    Pillowtex Corp., 10.00% Sr Sub Note
                   11-15-2006.................................           B+           524,756          546,250
                                                                                -------------    -------------
                                                                                    1,040,752        1,065,000
                                                                                -------------    -------------
                 TOTAL CORPORATE BONDS - NON-INVESTMENT
                   GRADE......................................                  $  29,326,702    $  29,823,127
                                                                                -------------    -------------
                                                                                -------------    -------------

U.S. GOVERNMENT SECURITIES-16.26%

--------------------------------------------------------------------------------
    Principal                                                                        Market
     Amount                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
                 FEDERAL HOME LOAN MORTGAGE CORPORATION -
                 2.69%
                 MORTGAGE BACKED SECURITIES:
   $  896,617    8.00% 2001...................................   $     919,033    $     917,071
      353,864    9.00% 2022...................................         376,312          376,644
      586,499    10.50% 2017..................................         625,571          642,033
      286,545    11.25% 2010..................................         309,916          319,319
      256,611    11.50% 2014-2015.............................         282,174          287,644

FORTIS SECURITIES, INC.
Schedule of Investments (continued)
(Unaudited)
January 31, 1998

U.S. GOVERNMENT SECURITIES-CONTINUED
--------------------------------------------------------------------------------

    Principal                                                                        Market
     Amount                                                        Cost (b)         Value (c)
   -----------                                                   -------------    -------------
   $  258,468    11.75% 2010..................................   $     273,976    $     291,019
                                                                 -------------    -------------
                                                                     2,786,982        2,833,730
                                                                 -------------    -------------
                 REMIC-IO & IO-ETTE:
       13,180    10.00% Trust #1404-E Interest Only Strip I/O
                   ette 2006 (h)..............................           7,107          162,373
                                                                 -------------    -------------
                 REMIC-PAC'S:
      283,609    9.00% Trust #136D 2020.......................         285,028          286,735
                                                                 -------------    -------------
                 TOTAL FEDERAL HOME LOAN MORTGAGE
                   CORPORATION................................       3,079,117        3,282,838
                                                                 -------------    -------------
                 FEDERAL NATIONAL MORTGAGE ASSOCIATION - 6.68%
                 MORTGAGE BACKED SECURITIES:
    2,418,333    7.50% 2028 (i)...............................       2,488,332        2,485,592
    3,031,062    8.00% 2024-2025..............................       3,069,476        3,142,832
    1,240,035    10.50% 2014-2020.............................       1,301,706        1,357,451
      772,051    11.00% 2011-2018.............................         795,390          854,804
       32,688    11.25% 2011..................................          33,934           36,406
       93,203    12.00% 2014..................................          99,232          105,407
      132,820    12.50% 2015..................................         150,004          151,291
                                                                 -------------    -------------
                 TOTAL FEDERAL NATIONAL MORTGAGE
                   ASSOCIATION................................       7,938,074        8,133,783
                                                                 -------------    -------------
                 GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -
                 3.03%
                 MORTGAGE BACKED SECURITIES:
    1,154,735    9.00% 2021...................................       1,163,937        1,238,453
      313,225    9.125% Fleet Mtg Securities, Series 1989-3
                   Class D 2018(GNMA Backed)..................         320,076          313,616
    1,987,919    9.50% 2019-2020..............................       2,066,993        2,141,733
                                                                 -------------    -------------
                 TOTAL GOVERNMENT NATIONAL MORTGAGE
                   ASSOCIATION................................       3,551,006        3,693,802
                                                                 -------------    -------------
                 U.S. TREASURY SECURITIES - 3.86%
                 NOTES:
    2,000,000    5.875% 1999..................................       2,004,639        2,015,624
    2,600,000    6.25% 2002...................................       2,616,804        2,684,500
                                                                 -------------    -------------
                 TOTAL U.S. TREASURY SECURITIES...............       4,621,443        4,700,124
                                                                 -------------    -------------
                 TOTAL U.S. GOVERNMENT SECURITIES.............   $  19,189,640    $  19,810,547
                                                                 -------------    -------------
                                                                 -------------    -------------

COMMON STOCKS AND WARRANTS-0.06%

--------------------------------------------------------------------------------
                                                                                 Market
   Shares                                                      Cost (b)         Value (c)
   -------                                                   -------------    -------------
             APPAREL-0.03%
      500    Hosiery Corp. of America Class A (a)(e)......   $       8,460    $      35,000
                                                             -------------    -------------
             AUTOMOBILE AND MOTOR VEHICLE PARTS-0.00%
      500    Highwaymaster Communications, Inc. (Warrants)
               (a)(e).....................................           9,093            8,750
                                                             -------------    -------------
             LEISURE TIME-AMUSEMENTS-0.00%
    6,000    Hemmeter Enterprises, Inc. (Warrants)
               (a)(e).....................................          24,000                0
                                                             -------------    -------------
             TELECOMMUNICATIONS-0.03%
      500    RSL (Warrants) (a)(e)........................             500           35,000
                                                             -------------    -------------
             TOTAL COMMON STOCKS AND WARRANTS.............          42,053           78,750
                                                             -------------    -------------
                                                             -------------    -------------
             TOTAL LONG-TERM INVESTMENTS..................   $ 112,040,374    $ 118,907,749
                                                             -------------    -------------
                                                             -------------    -------------

SHORT-TERM INVESTMENTS-3.10%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                        Value (c)
   -----------                                                   -------------
                 BANKS-2.25%
   $2,741,000    First Trust Money Market Variable Rate Time
                   Deposit, Current rate -- 5.47%.............   $   2,741,000
                                                                 -------------
                 DIVERSIFIED FINANCE-0.85%
    1,030,000    Associates Corp. Master Variable Rate Note,
                   Current rate -- 5.53%......................       1,030,000
                                                                 -------------
                 TOTAL SHORT-TERM INVESTMENTS.................       3,771,000
                                                                 -------------
                                                                 -------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $115,811,374) (B)..........................   $ 122,678,749
                                                                 -------------
                                                                 -------------

 (a) Presently non-income producing. For long-term debt securities, items identified are in default as to payment of interest and/or principal.
 (b) At January 31, 1998, the cost of securities for federal income tax purposes was $115,811,374 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 8,468,205
          Unrealized depreciation...........................   (1,600,830)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 6,867,375
          ---------------------------------------------------------------

 (c) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (d) Note: Percentage of investments as shown is the ratio of the total market value to total net assets. Market value of investments in foreign securities represents 6.19% of total net assets as of January 31, 1998.
 (e) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". These investments have been identified by portfolio manangement as illiquid securities:

Date Acquired       Shares/Par   Security                                                                        Cost Basis
------------------  -----------  ------------------------------------------------------------------------------  -----------
July 18, 1997          500,000   American Communications Services, due 2007-144A                                  $ 500,000
January 23, 1998       500,000   American Communications Services, due 2007-144A                                    602,428
October 23, 1997       500,000   Globalstar L.P. Capital Corp., due 2004-144A                                       494,148
July 11, 1994            6,000   Hemmeter Enterprises, Inc. (Warrants)                                               24,000
October 7, 1997            500   Highwaymaster Communications, Inc. (Warrants)                                        9,093
October 7, 1994            500   Hosiery Corp. of America, Class A                                                    8,460
August 3, 1995         500,000   Kloster Cruise, Inc., due 2003                                                     389,198
November 24, 1997      500,000   Poland Telecommunications Finance Corp., due 2007-144A                             500,000
September 30, 1996         500   RSL (Warrants)                                                                         500
March 8, 1993          708,800   Sandia Mortgage Corp., due 2018-restricted                                         531,792
October 26, 1993       104,214   Sandia Mortgage Corp., due 2018-restricted                                          80,245
December 4, 1997       500,000   Trans World Airlines, due 2004-144A                                                494,192

    The aggregate value of these securities at January 31, 1998, was $3,934,761 which represents 3.23% of total net assets.
 (f) Securities issued within the terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or to other "accredited investors". Pursuant to guidelines adopted by the Board of Directors, these issues are determined to be liquid. The aggregate value of these securities at January 31, 1998, was $496,250 which represents .41% of total net assets.
 (g) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
 (h) The interest rate disclosed for interest only strips represents the effective yield at January 31, 1998, based upon the estimated timing and amount of future cash flows. This investment has been identified by portfolio management as an illiquid security. The aggregate value of this security at January 31, 1998, was $162,373 which represents .13% of total net assets.
 (i) The cost of securities purchased on a when-issued basis at January 31, 1998, was $2,488,332.
  * Moody's Rating

FORTIS SECURITIES, INC.

Statement of Assets and Liabilities

(Unaudited)

January 31, 1998

--------------------------------------------------------------------------------
ASSETS
  Investments in securities, as detailed in the
    accompanying schedules, at market (cost
    $115,811,374) (Note 1)........................  $122,678,749
  Cash on deposit with custodian..................        10,106
  Receivables:
    Investment securities sold....................        47,948
    Interest and dividends........................     2,476,475
  Prepaid expenses................................        24,525
                                                    ------------
TOTAL ASSETS......................................   125,237,803
                                                    ------------
LIABILITIES
  Dividends payable ($.063 per share).............       795,219
  Payable for investment securities purchased.....     2,488,332
  Payable for investment advisory and management
    fees (Note 2).................................        58,551
  Accounts payable and accrued expenses...........        62,526
                                                    ------------
TOTAL LIABILITIES.................................     3,404,628
                                                    ------------
NET ASSETS
  Net proceeds of capital stock, par value $.01
    per share-authorized 15,000,000 shares
    outstanding 12,622,518 shares.................   132,862,314
  Unrealized appreciation of investments..........     6,867,375
  Undistributed net investment income.............       183,874
  Accumulated net realized loss from sale of
    investments...................................   (18,080,388)
                                                    ------------
TOTAL NET ASSETS..................................  $121,833,175
                                                    ------------
                                                    ------------
NET ASSET VALUE PER SHARE.........................         $9.65
                                                    ------------
                                                    ------------

Statement of Operations
(Unaudited)
For the Six-Month Period Ended January 31, 1998
----------------------------------------------------------------
----------------------------------------------------------------

NET INVESTMENT INCOME:
  Income
    Interest income...............................  $5,105,283
                                                    ----------
  Expenses:
    Investment advisory and management fees (Note
     2)...........................................    374,582
    Legal and auditing fees (Note 2)..............     15,133
    Custodian fees................................      7,638
    Shareholders' notices and reports.............     28,320
    Directors' fees and expenses..................      7,856
    Exchange listing fees.........................     14,348
    Other.........................................     10,882
                                                    ----------
  Total expenses..................................    458,759
                                                    ----------
NET INVESTMENT INCOME.............................  4,646,524
                                                    ----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE
  1):
  Net realized gain from security transactions....    977,643
  Net change in unrealized appreciation of
    investments in securities.....................  1,664,375
                                                    ----------
NET GAIN ON INVESTMENTS...........................  2,642,018
                                                    ----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................  $7,288,542
                                                    ----------
                                                    ----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Statement of Changes in Net Assets

--------------------------------------------------------------------------------
                                                      FOR THE
                                                     SIX-MONTH
                                                    PERIOD ENDED    FOR THE
                                                    JANUARY 31,    YEAR ENDED
                                                        1998        JULY 31,
                                                    (UNAUDITED)       1997
                                                    ------------  ------------
OPERATIONS
  Net investment income...........................  $  4,646,524  $  9,130,198
  Net realized gain on investments................       977,643       188,166
  Net change in unrealized appreciation of
    investments...................................     1,664,375     5,994,806
                                                    ------------  ------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS......................................     7,288,542    15,313,170
                                                    ------------  ------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income......................    (4,749,928)   (8,824,054)
  Excess distributions of net realized gains (Note
    1)............................................            --      (423,050)
                                                    ------------  ------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............    (4,749,928)   (9,247,104)
                                                    ------------  ------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from 1,068 and 6,372 shares issued as a
    result of reinvested dividends................         9,601        67,899
                                                    ------------  ------------
TOTAL INCREASE IN NET ASSETS......................     2,548,215     6,133,965
NET ASSETS:
  Beginning of period.............................   119,284,960   113,150,995
                                                    ------------  ------------
  End of period (includes undistributed net
    investment income of $183,874 and $287,278,
    respectively).................................  $121,833,175  $119,284,960
                                                    ------------  ------------
                                                    ------------  ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS SECURITIES, INC.

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Securities, Inc., ("the fund") is a closed-end diversified management investment company. The primary investment objective of the fund is to seek a high level of current income through investment in a diversified portfolio of debt securities, some of which may be privately placed and some of which may have equity features. Capital appreciation is a secondary objective.

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITIES PURCHASED ON A WHEN-ISSUED BASIS: Delivery and payment for securities that have been purchased by the Fortis Securities Fund on a forward commitment or when-issued basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations and the fund maintains, in a segregated account with its custodian, assets with a market value equal to the amount of its purchase commitments. As of January 31, 1998, Fortis Securities Fund entered into outstanding when-issued or forward commitments of $2,488,332 respectively.

   Consistent with its ability to purchase securities on a when-issued basis, Fortis Securities Fund has entered into transactions to defer settlement of its purchase commitments. As an inducement to defer settlement, the Portfolio repurchases a similar security for settlement at a later date at a lower purchase price relative to the current market. This transaction is referred to as a Dollar Roll.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For the period ended ended January 31, 1998, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $34,283,395 and $33,819,512, respectively.

   INCOME TAXES: The fund intends to qualify, under the Internal Revenue Code, as a regulated investment company and if so qualified, will not have to pay federal income taxes to the extent its taxable income is distributed. On a calendar year basis, the fund is subject to a 4% federal excise tax to the extent it does not distribute substantially all of its net investment income and realized gains, if any.

   Net investment income and net realized gains differ for financial statement and tax purposes primarily because of the recognition of market discount as ordinary income for tax purposes and wash sale transactions. The character of distributions made during the year from net investment income or net realized gains may therefore differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund. The effect on dividend distributions of the book-to-tax difference is presented as "excess distributions of net realized gains" in the statement of changes in net assets and the financial highlights.

   For federal income tax purposes, the fund had a capital loss carryover of $18,992,592 at July 31, 1997, which, if not offset by subsequent capital gains will expire as follows:

   1998....................................  $ 1,344,644
   1999....................................    5,325,293
   2001....................................      315,226
   2002....................................      258,409
   2003....................................    4,462,090
   2004....................................    7,000,194
   2005....................................      286,736

   It is unlikely the Board of Directors will authorize a distribution of any net realized gains until the available capital loss carryover has been offset or expired.

   ILLIQUID SECURITIES: At January 31, 1998, investments in securities for the fund included issues that are illiquid. The fund currently limits investments in illiquid securities to 15% of net assets, at market value, at the date of purchase. The aggregate value of such securities at January 31, 1998, was $4,097,134 which represents 3.36% of net assets. Pursuant to guidelines adopted by the Board of Directors, certain unregistered securities are determined to be liquid and are not included within the 15% limitation specified above.

   DIVIDEND REINVESTMENT PLAN: A shareholder may choose to have their dividends and capital gains distributions reinvested in additional whole and fractional shares. Although reinvested, this distribution will still be taxable. Under this plan, when the market price is greater than the net asset value, the reinvestment price will be the greater of 95 percent of the month-end market price (plus brokerage commissions) or the month-end net asset value. When the market price is less than the net asset value, the reinvestment price will be the market price (plus brokerage commissions) to the extent that shares can be purchased in the open market.

   A shareholder will receive his dividends and capital gains distributions in cash automatically, unless they inform the fund in writing that they desire to have their distributions reinvested in additional shares. This may be done by contacting Fortis Advisers, Inc. (see page 12). Notice to initiate or to terminate this Plan must be received by Advisers 15 days prior to the dividend date for which it is to become effective.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc., is the investment adviser for the fund. Investment advisory and management fees are computed at the annual rate of .45% for the first $100 million of average monthly net assets and at the annual rate of .40% of average monthly net assets over $100 million, plus 2% of investment income.

   Legal fees and expenses aggregating $2,713 for the period ended January 31, 1998, were paid to a law firm of which the secretary of the fund is a partner.

3. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the Portfolios was as follows:

                                                                        Year Ended July 31,
                                           ------------------------------------------------------------------------------
                                            1998**        1997          1996          1995          1994          1993
-------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $    9.45    $    8.97    $      9.18    $    9.33    $     10.24    $   10.13
                                           ---------    ---------    -----------    ---------    -----------    ---------
Operations:
  Investment income - net...............         .37          .72            .78          .84            .93         1.02
  Net realized and unrealized gains
    (losses) on investments.............         .21          .49           (.20)        (.11)          (.89)         .12
                                           ---------    ---------    -----------    ---------    -----------    ---------
Total from operations...................         .58         1.21            .58          .73            .04         1.14
                                           ---------    ---------    -----------    ---------    -----------    ---------
Distributions to shareholders:
  From investment income - net..........        (.38)        (.70)          (.78)        (.87)          (.95)       (1.03)
  Excess distributions of net realized
    gains...............................          --         (.03)          (.01)        (.01)            --           --
                                           ---------    ---------    -----------    ---------    -----------    ---------
Total distributions to shareholders.....        (.38)        (.73)          (.79)        (.88)          (.95)       (1.03)
                                           ---------    ---------    -----------    ---------    -----------    ---------
Net asset value, end of period..........   $    9.65    $    9.45    $      8.97    $    9.18    $      9.33    $   10.24
                                           ---------    ---------    -----------    ---------    -----------    ---------
Per-share market value, end of period...   $   9.563    $   8.688    $     7.875    $   8.750    $     9.625    $  11.500
Total investment return, market value
  @.....................................       14.64%       20.27%         (1.36%)        .25%         (8.16%)       9.91%
Total investment return, net asset value
  @@....................................        6.40%       14.83%          6.93%        8.46%           .01%       11.06%
Net assets end of period (000s
  omitted)..............................   $ 121,833    $ 119,285    $   113,151    $ 115,642    $   115,350    $ 123,541
Ratio of expenses to average monthly net
  assets................................         .76%*        .76%           .80%         .78%           .76%         .80%
Ratio of net investment income to
  average monthly net assets............        7.70%*       7.91%          8.47%        9.33%          9.30%       10.12%
Portfolio turnover rate.................          27%         130%            67%          75%           125%          86%

*      Annualized
**     For the six-month period ended January 31, 1998.
@ Total investment return, market value, is based on the change in market price of a share duirng the period and assumses reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.
@@ Total investment return, net asset value, is based on the change in net asset value of a share during the period and assumes reinvestment of distributions at actual prices pursuant to the fund's dividend reinvestment plan.

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY, 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT PRIOR TO JULY, 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY,
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY, 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT ADVISOR AND          Fortis Advisers, Inc.
DIVIDEND DISBURSING AGENT       BOX 64284, ST. PAUL, MINNESOTA 55164

REGISTRAR                       Norwest Bank
                                MINNESOTA, N.A.
                                MINNEAPOLIS, MINNESOTA

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

MARKET PRICE  Fortis Securities, Inc. is listed on the New York Stock Exchange with the Ticker symbol "FOR." The market price is carried daily in the financial pages of most newspapers in the New York Stock Exchange Composite Transactions listings under the abbreviation FortisSec.

              In addition, each Monday The Wall Street Journal and other financial publications include a "Closed-End Funds" table which sets forth on a per share basis the previous week's net asset value, market price and the percentage difference between net asset value and market price for the fund under the name Fortis Securities.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   FIDUCIARY FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO

FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                                                   DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD

LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and TIME INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

FORTIS FINANCIAL GROUP

Fortis Financial Group (FFG) provides solutions for customers' financial needs using mutual funds, annuities and life insurance. Besides our own array of quality products, we create and deliver customized products for other financial service providers. Like the Fortis name, which comes from the Latin for strong and steadfast, we concentrate on the customer relationships we build, the services we provide, the solutions we offer and the performance we seek.

FFG includes Fortis Advisers, Inc. an established money
manager, as well as Fortis Investors, Inc., a broker dealer           [GRAPHIC]
with nationwide sales and marketing influence. The guarantees in our insurance products are underwritten by Fortis Benefits
Insurance Company and Time Insurance Company.

Fortis Financial Group is part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations in the United States. Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

[GRAPHIC] FOR MORE INFORMATION, CALL YOUR INVESTMENT REPRESENTATIVE OR FORTIS AT (800) 800-2638.




[FORTIS LOGO]-REGISTERED TRADEMARK-                          ---------------
                                                                Bulk Rate
FORTIS FINANCIAL GROUP                                         U.S. Postage
P.O. BOX 64284                                                    PAID
ST. PAUL, MN 55164                                           Permit No. 3794
                                                             Minneapolis, MN
                                                             ---------------
FORTIS SECURITIES
FUND, INC.




[RECYCLE LOGO] Printed on recycled paper with 40% preconsumer waste and 10% post consumer waste. Please recycle.

[FORTIS LOGO] -REGISTERED TRADEMARK- and Fortis -REGISTERED TRADEMARK- are registered servicemarks of Fortis AMEV and Fortis AG.

95351 (3/98)